Earnings/(Loss) per Share (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	May 02, 2019	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2011 shares
Numerator:
Net income/(loss) | $		$ 153,550	$ 131,253	$ (32,936)
Denominator (number of shares in thousands):
Basic weighted average common shares outstanding		23,588,994	15,834,913	10,622,839
Share based compensation		216,000	386,000
Diluted weighted average common shares outstanding		23,805,251	16,220,697	10,622,839
Number of warrants issued			15,000,000	15,000,000	15,000,000
Number of warrants outstanding			15,000,000	15,000,000
Basic and diluted earnings per share related to gain on extinguishment of debt | $ / shares		$ 10.95		$ 116,400,000
Basic and diluted earnings per share related to gain on extinguishment of debt, before reverse stock split | $ / shares		$ 0.78
Number of shares issued for one share under reverse stock split	0.0714